Share Based Compensation (Schedule Of Stock Options/SARs Activity) (Detail) (USD $)	12 Months Ended
Dec. 31, 2012
Long-Term Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options/SARs - Outstanding at January 1	13,809,841
Options/SARs - Granted	0
Options/SARs - Exercised	0
Options/SARs - Forfeited or Expired	(2,539,779)
Options/SARs - Outstanding at December 31	11,270,062
Options/SARs - Exercisable at December 31	6,611,656
Options/SARs - Weighted Average Remaining Contractual Term of Options Outstanding (in years)	6 years 3 months 18 days
Options/SARs - Aggregate Intrinsic Value of Options Outstanding	$ 0
Weighted Average Exercise Price - Outstanding at January 1	$ 10.31
Weighted Average Exercise Price - Granted	$ 0.00
Weighted Average Exercise Price - Exercised	$ 0.00
Weighted Average Exercise Price - Forfeited or Expired	$ 17.22
Weighted Average Exercise Price - Outstanding at December 31	$ 8.75
Weighted Average Exercise Price - Exercisable at December 31	$ 10.44
2003 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options/SARs - Outstanding at January 1	13,082,905
Options/SARs - Granted	0
Options/SARs - Exercised	0
Options/SARs - Forfeited or Expired	(403,549)
Options/SARs - Outstanding at December 31	12,679,356
Options/SARs - Exercisable at December 31	12,679,356
Options/SARs - Weighted Average Remaining Contractual Term of Options Outstanding (in years)	4 months 24 days
Options/SARs - Aggregate Intrinsic Value of Options Outstanding	$ 0
Weighted Average Exercise Price - Outstanding at January 1	$ 5.66
Weighted Average Exercise Price - Granted	$ 0.00
Weighted Average Exercise Price - Exercised	$ 0.00
Weighted Average Exercise Price - Forfeited or Expired	$ 9.02
Weighted Average Exercise Price - Outstanding at December 31	$ 5.55
Weighted Average Exercise Price - Exercisable at December 31	$ 5.55